TAXATION - Tax holiday (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
TAXATION
Tax holiday effect	¥ 294,698	¥ 115,521	¥ 141,554
Basic net income per share effect	¥ 0.08	¥ 0.03	¥ 0.04
Diluted net income per share effect	¥ 0.08	¥ 0.03	¥ 0.04
Denominator for basic net income (loss) per share-weighted average ordinary shares outstanding	3,521,380	3,569,179	3,549,122
Denominator for diluted net income (loss) per share-weighted average ordinary shares outstanding	3,611,653	3,569,179	3,549,122